Shareholders' Equity	12 Months Ended
Nov. 30, 2015
Equity [Abstract]
Shareholders' Equity
Shareholders’ Equity
Carnival Corporation’s Articles of Incorporation authorize its Board of Directors, at its discretion, to issue up to 40 million shares of preferred stock. At November 30, 2015 and 2014, no Carnival Corporation preferred stock had been issued and only a nominal amount of Carnival plc preference shares had been issued. Our Boards of Directors have authorized, subject to certain restrictions, the repurchase of up to an aggregate of $1.0 billion of Carnival Corporation common stock and/or Carnival plc ordinary shares (the “Repurchase Program”). The Repurchase Program does not have an expiration date and may be discontinued by our Boards of Directors at any time.
During 2015, we repurchased 5.3 million shares of Carnival Corporation common stock for $276 million under the Repurchase Program. In 2014, there were no repurchases of Carnival Corporation common stock under the Repurchase Program. In 2013, we repurchased 2.8 million shares of Carnival Corporation common stock for $103 million under the Repurchase Program. In 2015, 2014 and 2013, there were no repurchases of Carnival plc ordinary shares under the Repurchase Program. From December 1, 2015 through January 27, 2016, we repurchased 9.6 million shares of Carnival Corporation common stock for $486 million under the Repurchase Program. On January 28, 2016, the Board of Directors approved a modification of the Repurchase Program authorization that increased the remaining $213 million of authorized repurchases by $1.0 billion. Accordingly, at January 28, 2016, the remaining availability under the Repurchase Program was $1.2 billion.
In addition to the Repurchase Program, the Boards of Directors authorized, in October 2008, the repurchase of up to 19.2 million Carnival plc ordinary shares and, in January 2013, the repurchase of up to 32.8 million shares of Carnival Corporation common stock under the Stock Swap ("Stock Swap") programs described below. Under the Stock Swap programs, we sell shares of Carnival Corporation common stock and/or Carnival plc ordinary shares, as the case may be, and use a portion of the net proceeds to purchase an equivalent number of Carnival plc ordinary shares or shares of Carnival Corporation common stock, as applicable. We use the Stock Swap programs in situations where we can obtain an economic benefit because either Carnival Corporation common stock or Carnival plc ordinary shares are trading at a price that is at a premium or discount to the price of Carnival plc ordinary shares or Carnival Corporation common stock, as the case may be. Any realized economic benefit under the Stock Swap programs is used for general corporate purposes, which could include repurchasing additional stock under the Repurchase Program. Depending on market conditions and other factors, we may repurchase shares of Carnival Corporation common stock and/or Carnival plc ordinary shares under the Repurchase Program and the Stock Swap programs concurrently.
Carnival plc ordinary share repurchases under both the Repurchase Program and the Stock Swap programs require annual shareholder approval. The existing shareholder approval is limited to a maximum of 21.5 million ordinary shares and is valid until the earlier of the conclusion of the Carnival plc 2016 annual general meeting or July 13, 2016. At January 22, 2016, the remaining availability under the Stock Swap programs was 18.1 million Carnival plc ordinary shares and 26.9 million shares of Carnival Corporation common stock.
During 2015 and 2013, under the Stock Swap programs, Carnival Investments Limited ("CIL"), a subsidiary of Carnival Corporation, sold 5.1 million and 0.9 million of Carnival plc ordinary shares for net proceeds of $264 million and $35 million, respectively. Substantially all of the net proceeds from these sales were used to purchase 5.1 million shares in 2015 and 0.9 million shares in 2013 of Carnival Corporation common stock. Carnival Corporation sold these Carnival plc ordinary shares owned by CIL only to the extent it was able to repurchase shares of Carnival Corporation common stock in the U.S. on at least an equivalent basis. During 2015 and 2013, no Carnival Corporation common stock was sold or Carnival plc ordinary shares were repurchased under the Stock Swap program. During 2014, no Carnival Corporation common stock or Carnival plc ordinary shares were sold or repurchased under the Stock Swap programs.
At November 30, 2015, there were 14.7 million shares of Carnival Corporation common stock reserved for issuance under its employee benefit and dividend reinvestment plans. At November 30, 2015, there were 8.2 million ordinary shares of Carnival plc authorized for future issuance under its employee benefit plans.
Accumulated other comprehensive loss was as follows (in millions):

	November 30,
	2015	2014
Cumulative foreign currency translation adjustments, net	$(1,591)	$(512)
Unrecognized pension expenses	(82)	(90)
Unrealized losses on marketable securities	(3)	(5)
Net losses on cash flow derivative hedges	(65)	(9)
	$(1,741)	$(616)

During 2015 and 2014, $13 million and $18 million of unrecognized pension expenses were reclassified out of accumulated other comprehensive loss, of which $8 million and $12 million were included in payroll and related expenses and $5 million and $6 million were included in selling and administrative expenses, respectively.